Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
BBC revenue and rig operating and maintenance expenses from our joint venture related parties consisted of the following:

	For the Years Ended December 31,
(In $ millions)	2025	2024	2023
Related party revenue - Perfomex (1)	—	35.0	129.6
Rig operating and maintenance expenses - Perfomex	8.1	3.6	1.6
(1) For the year ended December 31, 2024, our BBC revenue included acceleration of amortization of the deferred performance fee associated with the termination of BBC agreements for three rigs.
Repayment of loans from our joint ventures consisted of the following:

	As of December 31,
(In $ millions)	2025	2024	2023
Loan repayment - Perfomex	—	—	(9.8)
The accounts receivable, net balances with our joint ventures consisted of the following:

	As of December 31,
(In $ millions)	2025	2024
Due from related parties - Perfomex	2.3	85.1
Transactions with other related parties are recognized as rig operating and maintenance expenses or general and administrative expenses, based on the nature of the transaction in the Consolidated Statements of Operations. They consisted of the following:

	For the Years Ended December 31,
(In $ millions)	2025	2024	2023
Operating expenses - Front End Limited Company	1.7	3.4	2.7
Operating expenses - Magni Partners Limited	—	—	0.6
Operating expenses - Drew Holdings Limited	—	—	1.0
Professional fees from Magni, related to the issuance of the Notes and common shares, were as follows:

	For the Years Ended December 31,
(In $ millions)	2025	2024	2023
Deferred finance charges - Magni	—	—	2.3
Additional paid in capital - Magni	0.8	—	0.6